INVENTORIES	9 Months Ended
Sep. 30, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5:- INVENTORIES
	September 30,	December 31,
	2013	2012
	Unaudited	Audited

Raw materials	$5,883	$7,684
Finished products	7,510	9,113

	$13,393	$16,797

In the nine months ended September 30, 2013 and 2012, the Group wrote-off inventories in a total amount of $  1,064 and $  1,183, respectively.